AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 1999


                                                      REGISTRATION NO. 333-06701
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         PRE-EFFECTIVE AMENDMENT NO. ___                 [ ]
                         POST-EFFECTIVE AMENDMENT NO. 5                  [X]


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                         POST-EFFECTIVE AMENDMENT NO. 5                  [X]
                        (Check appropriate box or boxes)


                                   ----------

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (888) PRU-2888

    (Address and telephone number of depositor's principal executive offices)

                                   ----------

                                THOMAS C. CASTANO

                               ASSISTANT SECRETARY

                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                   Copies to:

      CHRISTOPHER E. PALMER                            LEE D. AUGSBURGER
         SHEA & GARDNER                            ASSISTANT GENERAL COUNSEL
1800 MASSACHUSETTS AVENUE, N.W.                THE PRUDENTIAL INSURANCE COMPANY
     WASHINGTON, D.C. 20036                               OF AMERICA
         (202) 828-2093                                751 BROAD STREET
                                                   NEWARK, NEW JERSEY 07102
                                                        (973) 367-1388


It is proposed that this filing will become effective (Check appropriate space):
   [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
   [ ]  on _________ pursuant to paragraph (b) of Rule 485
   [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [X]  on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

================================================================================

                              CROSS REFERENCE SHEET

                 (AS REQUIRED BY RULE 495(A)EUNDER THE 1933 ACT)


      N-4 ITEM NUMBER AND CAPTION               LOCATION
      ---------------------------               --------

PART A
------

     1. Cover Page........................... Cover Page

     2. Definitions.......................... Index of Special Terms

     3. Synopsis or Highlights .............. Summary

     4. Condensed Financial Information...... Accumulation Unit Values Chart

     5. General Description of Registrant,
          Depositor, and Portfolio........... Cover Page; (Pruco Life Insurance
                                              Company, The Separate Account);
                                              What Investment Options Can I
                                              Choose?; Other Information

     6. Deductions and Expenses.............. Summary; Summary of Contract
                                              Expenses; What are the Expenses
                                              Associated with the Discovery
                                              Select Contract?; Other
                                              Information (Sale of the Contract;
                                              Distributor)

   7. General Description of Variable
        Annuity Contract..................... Cover Page; Summary; Index of
                                              Special Terms; What is the
                                              Discovery Select Variable
                                              Annuity?; What Investment Options
                                              Can I Choose?; Other Information


   8. Annuity Period......................... Summary; What kind of Payments will I Receive during the Income
                                              Phase?

   9. Death Benefit.......................... Summary; What is the Death
                                              Benefit?


  10. Purchases and Contract Value........... Summary; What is the Discovery
                                              Select Variable Annuity?;
                                              Calculating Contract Value


  11. Redemptions............................ Summary; How Can I Access My
                                              Money?; Short Term Cancellation
                                              Right or "Free Look"


  12. Taxes.................................. Summary; What are the Tax
                                              Considerations Associated with the
                                              Discovery Select Contract?


  13. Legal Proceedings ..................... Litigation


  14. Table of Contents of the Statement of
        Additional Information............... Other Information

PART B
------

  15. Cover Page............................. Cover Page

  16. Table of Contents...................... Table of Contents

  17. General Information and History........ Cover Page; Company

  18. Services............................... Performance Information


  19. Purchase of Securities Being Offered... Part A: Summary; How Can I
                                              Purchase A Discovery Select
                                              Contract?

  20. Underwriters Part A: Other Information; Part B: Distribution of Discovery
                                              Select

  21. Calculation of Performance Data........ Appendix A: Performance
                                              Information

  22. Annuity Payments....................... Part A: What Kind of Payments Will
                                              I Receive During the Income Phase?

PART C
------


  23. Financial Statements................... Part B: Discovery Select Financial
                                              Information; Pruco Life Financial
                                              Information


Information required to be included in Part C is set forth under the appropriate
          Item, so numbered in Part C to this Registration Statement.

                                                                    MAY 1, 1999

                                    DISCOVERY
                                   SELECT(SM)

                                VARIABLE ANNUITY

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE). PRUCO LIFE IS A WHOLLY OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

Discovery Select offers a wide variety of investment choices, including 22 variable investment options that invest in mutual funds managed by these leading investment firms:

PRUDENTIAL INVESTMENTS

AIM ADVISORS

AMERICAN CENTURY

FRANKLIN ADVISERS

JANUS CAPITAL

MFS

OPPENHEIMER CAPITAL

T. ROWE PRICE

WARBURG PINCUS


Please read this prospectus before purchasing a Discovery Select contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.

To learn more about Discovery Select, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Discovery Select SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at: (888) PRU-2888 or write to us at:

Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102-2992

Prudential Annuity Service Center
P.O. Box 14205
New Brunswick, New Jersey 08906-4205


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

INVESTMENT IN A VARIABLE ANNUITY IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY SELECT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                   [LOGO] PRUDENTIAL

                       DISCOVERY SELECT VARIABLE ANNUITY

                                TABLE OF CONTENTS
                                -----------------

CAPTION                                                                    PAGE
-------                                                                    ----

INDEX OF SPECIAL TERMS ....................................................   ii

SUMMARY ...................................................................    1

SUMMARY OF CONTRACT EXPENSES ..............................................    3
EXPENSE EXAMPLES ..........................................................    5

1. WHAT IS THE DISCOVERY SELECT VARIABLE ANNUITY? .........................    7
     Short Term Cancellation Right or "Free Look" .........................    7

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE? ..................................    8
     Variable Investment Options ..........................................    8
     Fixed Interest-Rate Options ..........................................    9
     Transfers Among Options ..............................................    9
     Dollar Cost Averaging ................................................   10
     Asset Allocation Program .............................................   10
     Auto-Rebalancing .....................................................   10
     Voting Rights ........................................................   11
     Substitution .........................................................   11

3. WHAT KIND OF PAYMENTS WILL I RECEIVE DURING
    THE INCOME PHASE? (ANNUITIZATION) .....................................   11
     Payment Provisions ...................................................   11
     Option 1: Annuity Payments for a Fixed Period ........................   11
     Option 2: Life Annuity with 120 Payments
       (10 Years) Certain .................................................   11
     Option 3: Interest Payment Option ....................................   12
     Option 4: Other Annuity Options ......................................   12

4. WHAT IS THE DEATH BENEFIT? .............................................   12
     Beneficiary ..........................................................   12
     Calculation of the Death Benefit .....................................   12

5. HOW CAN I PURCHASE A DISCOVERY SELECT CONTRACT? ........................   13
     Purchase Payments ....................................................   13
     Allocation of Purchase Payments ......................................   13
     Calculating Contract Value ...........................................   13

CAPTION                                                                    PAGE
-------                                                                    ----

6. WHAT ARE THE EXPENSES ASSOCIATED WITH
    THE DISCOVERY SELECT CONTRACT? ........................................   13
     Insurance Charges ....................................................   13
     Annual Contract Fee ..................................................   14
     Withdrawal Charge ....................................................   14
     Critical Care Access .................................................   15
     Premium Taxes ........................................................   15
     Transfer Fee .........................................................   15
     Company Taxes ........................................................   15

7. HOW CAN I ACCESS MY MONEY? .............................................   15
     Automated Withdrawals ................................................   15
     Suspension of Payments or Transfers ..................................   16


8. WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH
    THE DISCOVERY SELECT CONTRACT? ........................................   16
     Taxes Payable by You .................................................   16
     Taxes on Withdrawals and Surrender ...................................   16
     Taxes on Annuity Payments ............................................   17
     Penalty Taxes on Withdrawals and Annuity Payments ....................   17
     Taxes Payable by Beneficiaries .......................................   17
     Withholding of Tax from Distributions ................................   17
     Annuity Qualification ................................................   17
     Diversification and Investor Control .................................   17
     Required Distributions Upon Your Death ...............................   18
     Changes in the Contract ..............................................   18
     Additional Information ...............................................   18


9. OTHER INFORMATION ......................................................   18
     Pruco Life Insurance Company .........................................   18
     The Separate Account .................................................   19
     Sale of the Contract; Distributor ....................................   19
     Assignment ...........................................................   19
     Financial Statements .................................................   19
     Year 2000 Compliance .................................................   19
     Statement of Additional Information ..................................   20
     Accumulation Unit Values .............................................   21


ADDITIONAL FINANCIAL INFORMATION
     Further information about Pruco Life .................................  A-1
     Pruco Life Financial Information .....................................  B-1
     Market-value Adjustment Formula ......................................  C-1

                       DISCOVERY SELECT VARIABLE ANNUITY

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.


--------------------------------------------------------------------------------

ACCUMULATION PHASE. The period that begins with the contract date (see below definition) and ends when you start receiving income payments or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.


ACCUMULATION UNIT. A unit of measure used to calculate the value of your assets allocated to the variable investment options during the accumulation phase.

ANNUITANT. The person(s) whose life determines how long the contract lasts and the amount of income payments that will be paid. If there are co-annuitants, "annuitant" means both persons unless otherwise stated.

ANNUITY DATE. The date when income payments are scheduled to begin.

BENEFICIARY. The person(s) or entity you have chosen to receive a death benefit.

CASH VALUE. This is the total value of your contract amount minus any withdrawal charge(s) or market-value adjustment, if applicable.

CONTRACT DATE. The date we receive your initial purchase payment and all necessary paperwork in good order. Contract anniversaries are measured from the contract date.

CONTRACTOWNER, OWNER OR YOU. The person entitled to the ownership rights under the contract.

CONTRACT VALUE. The total value of the amounts in a contract allocated to the variable investment options and the interest rate options as of a particular date.


DEATH BENEFIT If the Anuitant or contractowner dies , the designated person(s) -the beneficiary- will receive, at a minimum, the total amount invested or a greater amount due to market appreciation. See "What is the Death Benefit? on page___.


INCOME OPTIONS. Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

INTEREST-RATE OPTION. An investment option that offers a fixed-rate of interest for either a one year (fixed-rate option) or a seven-year period (market-value adjustment option).

PURCHASE PAYMENTS. The amount of money you pay us to purchase the contract. You can make additional purchase payments at any time during the accumulation phase.


PRUDENTIAL ANNUITY SERVICE CENTER. P.O. Box 14205, New Brunswick, New Jersey, 08906-4205. The phone number is 1-888-PRU-2888.

SEPARATE ACCOUNT. Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The Separate Account is set apart from all of the general assets of Pruco Life.

TAX DEFERRAL. This is a way to increase your assets without currently being taxed. You do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION. When you choose a variable investment option, we purchase shares of the mutual fund which is used as an investment by that option. We hold these shares in the Separate Account. The division of the Separate Account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                       DISCOVERY SELECT VARIABLE ANNUITY

SUMMARY

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN THE PROSPECTUS.

1. WHAT IS THE DISCOVERY SELECT VARIABLE ANNUITY?

     This variable annuity contract, offered by Pruco Life, is a contract between you, as the owner, and us. The contract allows you to invest on a tax-deferred basis in one or more of 22 variable investment options. There are also two fixed interest rate options which are available in most states. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     The variable investment options are designed to offer the opportunity for a better return than the fixed account. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.

     The fixed interest-rate options offer an interest rate that is guaranteed. While your money is in the fixed account, both the interest amount that your money will earn and your principal amount is guaranteed by us.

     You can invest your money in any or all of the variable investment options and the interest-rate options. You are allowed 12 tax free transfers each contract year among the variable investment options, without a charge. There are certain restrictions on transfers involving the interest-rate options.

     The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase starts when you choose to begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of payments you will receive during the income phase. Other factors will affect the amount of your payments such as, age, gender and payout option you selected.

     FREE LOOK. If you change your mind about owning Discovery Select, YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS AFTER RECEIVING IT (or whatever time period is required in the state where the contract was issued).

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE?

     You can invest your money in any or all of the variable investment options that use the mutual funds described in the fund prospectuses provided with this prospectus:

                           THE PRUDENTIAL SERIES FUND
                             Money Market Portfolio
                           Diversified Bond Portfolio
                            High Yield Bond Portfolio
                              Stock Index Portfolio
                             Equity Income Portfolio
                                Equity Portfolio
                          Prudential Jennison Portfolio
                                Global Portfolio
                      Small Capitalization Stock Portfolio

                       AIM VARIABLE INSURANCE FUNDS, INC.
                         AIM V.I. Growth and Income Fund
                               AIM V.I. Value Fund

                            AMERICAN CENTURY VARIABLE
                                PORTFOLIOS, INC.
                            American Century VP Value
                               JANUS ASPEN SERIES
                                Growth Portfolio
                         International Growth Portfolio

                          MFS VARIABLE INSURANCE TRUST
                            Emerging Growth Series
                                 Research Series

                             OCC ACCUMULATION TRUST
                                Managed Portfolio
                               Small Cap Portfolio

                           TEMPLETON VARIABLE PRODUCTS
                                   SERIES FUND
                  Franklin Small Cap Investments Fund - Class 2

                                  T.ROWE PRICE
                     Equity Series - Equity Income Portfolio
              International Series - International Stock Portfolio

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

                       DISCOVERY SELECT VARIABLE ANNUITY

     Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment option(s). Performance information for the variable investment options is provided in Appendix B and in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.

     You can also put your money into a fixed interest-rate option or the market-value adjustment option.

3. WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

     If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Once you begin receiving regular payments, you cannot change your payment plan.

4. WHAT IS THE DEATH BENEFIT?

     If the sole or last surviving annuitant dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive a death benefit.

5. HOW CAN I PURCHASE A DISCOVERY SELECT ANNUITY CONTRACT?

     You can purchase this contract, under most circumstances, with a $10,000 initial purchase payment. You can add $1,000 or more at any time during the accumulation phase of the contract. Your financial professional can help you fill out the proper forms.

6. WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?

     The contract has insurance features and investment features, and there are costs related to each.

     Each year we deduct a $30 contract maintenance charge if your contract value is less than $50,000. For insurance and administrative costs, we also deduct an annual charge of 1.40% of the average daily value of all assets allocated to the variable investment options. This charge is not assessed against amounts allocated to the interest-rate investment options.

     There are a few states/jurisdictions that assess a premium tax when you begin receiving regular income payments from your annuity. In those states, we will assess the required premium tax charge which can range up to 5%.

     There are also charges made by the mutual funds which are invested in by the variable investment options. These annual charges currently range from 0.37% to 1.40% of the average daily value of the mutual fund.

7. HOW CAN I ACCESS MY MONEY?


     You may take money out at any time during the accumulation phase. Each year, you withdraw up to 10% of your total purchase payments without charge. Withdrawals in excess of 10% of your purchase payments may be subject to a surrender charge. This charge decreases 1% each year. After the 7th year, there is no charge for a withdrawal. You may however, be subject to income tax and a tax penalty if you make an early withdrawal.


8. WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT
CONTRACT?

     Your earnings are not taxed until withdrawn. If you take money out during the accumulation phase, purchase payments are withdrawn first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. . Generally, all amounts withdrawn from IRA contracts are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

9. OTHER INFORMATION

     This contract is issued by Pruco Life, a subsidiary of The Prudential Insurance Company of America, and sold by financial professionals.

                        DISCOVERY SELECT VARIABLE ANNUITY

                          SUMMARY OF CONTRACT EXPENSES


     The purpose of this summary is to help you to understand the costs you will pay for Discovery Select. This summary includes the expenses of the mutual funds used by the variable investment options but does not include any premium taxes that might be applicable in your state. More detailed information can be found on page ___ under the section called, "What Are The Expenses Associated With The Discovery Select Variable Annuity?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which are located at the back of this prospectus.



            TRANSACTION EXPENSES

            --------------------------------------------------------------------

                  WITHDRAWAL CHARGE:      During contract year 1 ........  7%
                  (SEE NOTE 1 BELOW)      During contract year 2 ........  6%
                                          During contract year 3 ........  5%
                                          During contract year 4 ........  4%
                                          During contract year 5 ........  3%
                                          During contract year 6 ........  2%
                                          During contract year 7 ........  1%
                                          After that ....................  0%

                  TRANSFER FEE:           First 12 transfers per year .. $ 0.00
                                          Each transfer after 12 ....... $25.00

                  ANNUAL CONTRACT FEE
                  AND FULL WITHDRAWAL FEE: ............................. $30.00

            ANNUAL ACCOUNT EXPENSES

            ----------------------------------------------------------
               As a percentage of the average account value.

                  MORTALITY AND EXPENSE RISK: ........................   1.25%

                  ADMINISTRATIVE FEE: ................................   0.15%
                                                                        ------

                        TOTAL: .......................................   1.40%

            --------------------------------------------------------------------

Note 1: As of the beginning of the contract year, you may withdraw up to 10% of the total purchase payments plus any charge-free amount carried over from the previous contract year without charge. There is no withdrawal charge on any withdrawals made under the Critical Care Access Option (see page __) or on any amount used to provide income under the Life Annuity with 120 payments(10 years) Certain Option. (see page ). Surrender charges are waived when a death benefit is paid.

                       DISCOVERY SELECT VARIABLE ANNUITY

                          SUMMARY OF CONTRACT EXPENSES


ANNUAL MUTUAL FUND EXPENSES (after reimbursement)
================================================================================

   As a percentage of each Fund's average daily net assets:


                                          INVESTMENT        OTHER         TOTAL
                                        MANAGEMENT FEE    EXPENSES      EXPENSES
--------------------------------------------------------------------------------
    THE PRUDENTIAL SERIES FUND
        Money Market Portfolio ............  0.40%          0.03%          0.43%
        Diversified Bond Portfolio ........  0.40%          0.03%          0.43%
        High Yield Bond Portfolio .........  0.55%          0.02%          0.57%
        Stock Index Portfolio .............  0.35%          0.02%          0.37%
        Equity Income Portfolio ...........  0.40%          0.01%          0.41%
        Equity Portfolio ..................  0.45%          0.01%          0.46%
        Prudential Jennison Portfolio .....  0.60%          0.04%          0.64%
        Global Portfolio ..................  0.75%          0.10%          0.85%
        Small Capitalization Stock Portfolio 0.40%          0.10%          0.50%
--------------------------------------------------------------------------------
    AIM VARIABLE INSURANCE FUNDS, INC.
        AIM V.I. Growth and Income Fund ...  0.63%          0.06%          0.69%
        AIM V.I. Value Fund ...............  0.62%          0.08%          0.70%
--------------------------------------------------------------------------------
    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        American Century VP Value .........  1.00%          0.0%           1.00%
--------------------------------------------------------------------------------
    JANUS ASPEN SERIES (1)
        Growth Portfolio ..................  0.65%          0.05%          0.70%
        International Growth Portfolio ....  0.67%          0.29%          0.96%
--------------------------------------------------------------------------------
    MFS VARIABLE INSURANCE TRUST
        Emerging Growth Series ............  0.75%          0.12%          0.87%
        Research Series ...................  0.75%          0.13%          0.88%
--------------------------------------------------------------------------------
    OCC ACCUMULATION TRUST (2)
        Managed Portfolio .................  0.80%          0.07%          0.87%
        Small Cap Portfolio ...............  0.80%          0.17%          0.97%
--------------------------------------------------------------------------------
    TEMPLETON VARIABLE PRODUCTS SERIES FUND
        Franklin Small Cap
          Investments Fund - Class 2 ......  0.40%          0.85%          1.25%
--------------------------------------------------------------------------------
    T.ROWE PRICE (3)
        Equity Series - Equity Income
          Portfolio .......................  0.85%          0.00%          0.85%
        International Series -
          International Stock Portfolio ...  1.05%          0.00%          1.05%
--------------------------------------------------------------------------------
    WARBURG PINCUS TRUST (4)
        Post-Venture Capital Portfolio ....  1.07%          0.33%          1.40%
================================================================================

     (1) Janus Aspen Series: The information for each portfolio includes fee waivers by Janus Capital Corporation. Fee waivers reduced the management fee of the portfolios to the level of the corresponding Janus retail fund. Without these waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the portfolios would have been 0.74%,0.04% and 0.78% for the Growth Portfolio and 0.79%, 0.29% and 1.08% for the International Growth Portfolio. Janus Capital Corporation may change the waivers or reductions at any time, with at least 90 days notice to the Trustees.

     (2) OCC Accumulation Trust: Other Expenses shown include expense offsets credited to the Portfolios that lowered overall custody expenses. Total Expenses for the Small Cap and Managed Portfolios are limited so that their annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their average daily net assets. Without these expense limitations and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Annual Expenses for the fiscal year ended December 31, 1997 would have been: 0.80%, 0.17% and 0.97%, for the Small Cap Portfolio and 0.80%, 0.07% and 0.87%, for the Managed Portfolio. Expense offsets for each Portfolio for the fiscal year ended December 31, 1997 amounted to less than one basis point for each Portfolio.

     (3) T. Rowe Price Funds: Investment Management Fees include the ordinary expenses of operating the Funds.

     (4) Warburg Pincus Trust. The expense figures shown above are based on actual expenses for fiscal year 1997, including fee waivers and/or expense reimbursements by the Portfolio's investment advisor and co-administrator. If the waivers and/or reimbursements were not included in the Investment Management Fee it would equal 1.25%, Other Expenses would equal 0.33%, and Total Fund Annual Expenses would have equaled 1.58%.

                       DISCOVERY SELECT VARIABLE ANNUITY

EXPENSE EXAMPLES

--------------------------------------------------------------------------------
These examples will help you compare the fees and expenses of the different variable investment options offered by Discovery Select. You can also use the examples to compare the cost of Discovery Select with other variable annuity contracts.
--------------------------------------------------------------------------------

EXAMPLE 1- IF YOU WITHDRAW YOUR ASSETS

Example 1 assumes that you invest $10,000 in Discovery Select and that you allocate all of your assets to one of the variable investment options and withdraw all your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower, but based on these assumptions, your costs would be:

================================================================================
                                         1 YEAR     3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  THE PRUDENTIAL SERIES FUND

      Money Market Portfolio ...........  $ 820     $  930    $ 1140     $ 2160
      Diversified Bond Portfolio .......  $ 820     $  930    $ 1140     $ 2160
      High Yield Bond Portfolio ........  $ 830     $  970    $ 1220     $ 2300
      Stock Index Portfolio ............  $ 810     $  910    $ 1110     $ 2090
      Equity Income Portfolio ..........  $ 810     $  920    $ 1130     $ 2130
      Equity Portfolio .................  $ 820     $  940    $ 1160     $ 2190
      Prudential Jennison Portfolio ....  $ 840     $  990    $ 1250     $ 2380
      Global Portfolio .................  $ 860      $1060    $ 1360     $ 2590
      Small Capitalization
        Stock Portfolio ................  $ 820     $  940    $ 1170     $ 2210

--------------------------------------------------------------------------------
  AIM VARIABLE INSURANCE FUNDS, INC.

      AIM V.I. Growth and Income Fund ..  $ 840     $ 1010    $ 1280     $ 2430
      AIM V.I. Value Fund ..............  $ 840     $ 1010    $ 1280     $ 2440

--------------------------------------------------------------------------------
  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century VP Value ........  $ 870     $ 1090    $ 1420     $ 2720

--------------------------------------------------------------------------------
  JANUS ASPEN SERIES

      Growth Portfolio .................  $ 840     $ 1010    $ 1280     $ 2440
      International Growth Portfolio ...  $ 870     $ 1090    $ 1410     $ 2700

--------------------------------------------------------------------------------
  MFS VARIABLE INSURANCE TRUST

      Emerging Growth Series ...........  $ 860     $ 1060    $ 1380     $ 2640
      Research Series ..................  $ 870     $ 1080    $ 1390     $ 2660

--------------------------------------------------------------------------------
  OCC ACCUMULATION TRUST

      Managed Portfolio ................  $ 860     $ 1060    $ 1370     $ 2610
      Small Cap Portfolio ..............  $ 870     $ 1090    $ 1420     $ 2710

--------------------------------------------------------------------------------
  TEMPLETON VARIABLE PRODUCTS SERIES FUND

      Franklin Small Cap
        Investments Fund - Class 2 .....  $ 900    $ 1170     $ 1550     $ 2970

--------------------------------------------------------------------------------
  T.ROWE PRICE

      Equity Series -
        Equity Income Portfolio ........  $ 860    $ 1060     $ 1360     $ 2590
      International Series -
        International Stock Portfolio ..  $ 880    $ 1120     $ 1460     $ 2790

--------------------------------------------------------------------------------
  WARBURG PINCUS TRUST

      Post-Venture Capital Portfolio ...  $ 910     $ 1220     $1630     $ 3130

================================================================================

Notes:

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The charges shown in the 10 year column are the same for Example 1 and Example
2. This is because after 10 years the withdrawal charges are no longer deducted by us when you make a withdrawal or when you begin the income phase of your contract.

                        DISCOVERY SELECT VARIABLE ANNUITY



EXAMPLE 2 - IF YOU DO NOT WITHDRAW YOUR ASSETS

Example 2 assumes that you invest $10,000 in Discovery Select and allocate all of your assets to one of the variable investment options and DO NOT WITHDRAW any of your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower, but based on these assumptions, your costs would be:

================================================================================
                                         1 YEAR     3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  THE PRUDENTIAL SERIES FUND

      Money Market Portfolio ...........  $ 190      $ 580    $  990     $ 2160
      Diversified Bond Portfolio .......  $ 190      $ 580    $  990     $ 2160
      High Yield Bond Portfolio ........  $ 200      $ 620    $ 1070     $ 2300
      Stock Index Portfolio ............  $ 180      $ 560    $  960     $ 2090
      Equity Income Portfolio ..........  $ 180      $ 570    $  980     $ 2130
      Equity Portfolio .................  $ 190      $ 590    $ 1010     $ 2190
      Prudential Jennison Portfolio ....  $ 210      $ 640    $ 1100     $ 2380
      Global Portfolio .................  $ 230      $ 710    $ 1210     $ 2590
      Small Capitalization Stock
        Portfolio ......................  $ 190      $ 590    $ 1020     $ 2210

--------------------------------------------------------------------------------
  AIM VARIABLE INSURANCE FUNDS, INC.

      AIM V.I. Growth and Income Fund ..  $ 210      $ 660    $ 1130     $ 2430
      AIM V.I. Value Fund ..............  $ 210      $ 660    $ 1130     $ 2440

--------------------------------------------------------------------------------
  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century VP Value ........  $ 240      $ 740    $ 1270     $ 2720

--------------------------------------------------------------------------------
  JANUS ASPEN SERIES

      Growth Portfolio .................  $ 210      $ 660    $ 1130     $ 2440
      International Growth Portfolio ...  $ 240      $ 740    $ 1260     $ 2700

--------------------------------------------------------------------------------
  MFS VARIABLE INSURANCE TRUST

      Emerging Growth Series ...........  $ 230      $ 720    $ 1230     $ 2640
      Research Series ..................  $ 240      $ 730    $ 1240     $ 2660

--------------------------------------------------------------------------------
  OCC ACCUMULATION TRUST

      Managed Portfolio ................  $ 230      $ 710    $ 1220     $ 2610
      Small Cap Portfolio ..............  $ 240      $ 740    $ 1270     $ 2710

--------------------------------------------------------------------------------
  TEMPLETON VARIABLE PRODUCTS SERIES FUND

      Franklin Small Cap Investments
        Fund - Class 2 .................  $ 270     $ 820     $ 1400     $ 2970

--------------------------------------------------------------------------------
  T.ROWE PRICE

      Equity Series -
        Equity Income Portfolio ........  $ 230     $ 710     $ 1210     $ 2590
      International Series -
        International Stock Portfolio ..  $ 250     $ 770     $ 1310     $ 2790

--------------------------------------------------------------------------------
  WARBURG PINCUS TRUST

      Post-Venture Capital Portfolio ...  $ 280      $ 870    $ 1480     $ 3130

These examples do not show past or future expenses. Actual expenses for a particular year may be more or less than those shown in the examples.

================================================================================


Notes: (cont.) If your contract value is less than $50,000, on your contract anniversary (and upon a surrender), We deduct a $30 fee. The examples use an average number as the amount of the annual contract fee. This amount was calculated by taking the total annual contract fees collected in the calendar year of 1998 and then dividing that number by the total assets allocated to the investment options using the mutual funds shown in the examples. Your actual fees will vary based on the amount of your contract and your specific allocation(s). A table of accumulation unit values of interests in each variable investment option, appears on Page___. Premium taxes are not reflected. in these examples. Premium taxes may apply depending on the state where you live.

                        DISCOVERY SELECT VARIABLE ANNUITY

1. WHAT IS THE DISCOVERY SELECT VARIABLE ANNUITY?

The Discovery Select Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, We or Us).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. (Maryland residents must wait until the end of the seventh contract year.). Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

Discovery Select is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among 22 variable investment options as well as 2 guaranteed interest-rate options. (If you live in Maryland, Oregon or Washington, both interest-rate options may not be available to you. If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund which are invested in by that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your assets can either increase or decrease in value. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

As mentioned above, Discovery Select also contains two guaranteed interest-rate options: a fixed-rate option and a market-value adjustment option. The fixed-rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3.0% per year. The market-value adjustment option guarantees a stated interest rate, generally higher than the fixed-rate option, however, in order to get the full benefit of the stated interest rate, assets in this option must be held for a seven-year period. (This option is not available to residents of Maryland, Oregon or Washington.)

As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed. The beneficiary becomes the owner when a death benefit is payable.

The beneficiary is the person(s) or entity designated to receive any death benefit if the annuitant(s) dies during the accumulation phase. You may change the beneficiary anytime prior to the annuity date by making a written request to us. Your request becomes effective when we approve it.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever period is required in the state where the contract was issued). You can request a refund by returning the contract either to the financial professional who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:

o    Your full purchase payment; or

o The amount your contract is worth as of the day we receive your request. This amount may be more or less than your original payment.

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE?

The contract gives you the choice of allocating your purchase payments to any one or more of 22 variable investment options, as well as two guaranteed interest-rate options. The 22 variable investment options use mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. YOU SHOULD READ THE MUTUAL FUND PROSPECTUS BEFORE YOU DECIDE TO ALLOCATE YOUR ASSETS TO THE VARIABLE INVESTMENT OPTION USING THAT FUND.


VARIABLE INVESTMENT OPTIONS

Listed below are the mutual funds available to the variable investment options. Each variable investment option has a different investment objective.

                        THE PRUDENTIAL SERIES FUND, INC.

o    Money Market Portfolio

o    Diversified Bond Portfolio

o    High Yield Bond Portfolio

o    Stock Index Portfolio

o    Small Capitalization Stock Portfolio

o    Equity Income Portfolio

o    Equity Portfolio

o    Prudential Jennison Portfolio (domestic equity)

o    Global Portfolio

The Prudential Series Fund, Inc. is managed by Prudential through another company it owns called The Prudential Investment Corporation. The Prudential Investment Corporation manages each of the portfolios of the Prudential Series fund except the Prudential Jennison Portfolio. For this portfolio, Prudential Investment Corporation oversees another company owned by Prudential called Jennison Associates Capital Corp. which provides the day to day investment advisory services.

                       AIM VARIABLE INSURANCE FUNDS, INC.

o    AIM V.I. Growth and Income Fund

o    AIM V.I. Value Fund

AIM Advisors, Inc. serves as investment adviser to both of these funds.

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o    American Century VP Value

American Century Investment Management, Inc. is the investment adviser for American Century VP Value.

                               JANUS ASPEN SERIES

o    Growth Portfolio

o    International Growth Portfolio

Janus Capital Corporation serves as investment adviser to the Growth Portfolio and the International Growth Portfolio.

                          MFS VARIABLE INSURANCE TRUST

o    Emerging Growth Series


o    Research Series (long-term growth and future income)


Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to the Emerging Growth Series and the Research Series.

                             OCC ACCUMULATION TRUST

o    Managed Portfolio (equity)

o    Small Cap Portfolio

OpCap Advisors is the investment adviser to the Managed Portfolio and the Small Cap Portfolio.

                                  T. ROWE PRICE

o    T. Rowe Price Equity Series, Inc., Equity Income Portfolio

o    T. Rowe Price International Series, Inc., International Stock Portfolio

T. Rowe Price Associates, Inc. is the investment manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the investment manager for the International Stock Portfolio.

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

o    Franklin Small Cap Investments Fund--Class 2

Franklin Advisers, Inc. is the investment manager for this portfolio of the Templeton Variable Products Series Fund.

                              WARBURG PINCUS TRUST

o    Post-Venture Capital Portfolio

Warburg Pincus Counselors, Inc. serves as investment adviser and Abbott Capital Management, L.P. serves as sub-investment adviser for that portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.

FIXED INTEREST-RATE OPTIONS

We offer two interest-rate options: a fixed-rate option and a market-value adjustment option (not available in Maryland, Oregon or Washington). We set a one year guaranteed annual interest rate that is always available for the one-year fixed-rate option. For the market-value adjustment option, We set a seven-year guaranteed interest rate.

When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest-rate option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time.

If you transfer or withdraw assets or annuitize from the market-value adjustment option before an interest rate period is over, the assets will be subject to a market value adjustment.

The market-value adjustment may increase or decrease the amount being withdrawn or transferred and may be substantial. The adjustment, whether up or down will never be greater than 40%. The amount of the market-value adjustment is based on the difference between the:

     1. Guaranteed interest rate for the amount you are withdrawing or transferring; and

     2. Interest rate that is in effect on the date of the withdrawal or transfer.

The amount of time left in the interest rate period is also a factor. You will find a detailed description of how the market-value adjustment is calculated on Page C-1 of this prospectus. (If your contract was issued in Pennsylvania, please see page C-4 of this prospectus.)

TRANSFERS AMONG OPTIONS

You can transfer money among the variable investment options and the fixed interest-rate options. Your transfer request may be made by telephone or in writing to the Prudential Annuity Service Center. [Only two transfers per month may be made by telephone. After that, all transfer requests must be in writing with an original signature.] We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following telephone instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received.

YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST-RATE OPTION ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF AN INTEREST RATE PERIOD.

If you transfer money from a market-value adjustment option after the 30-day period has ended, the money may be subject to a market-value adjustment.

During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you will be charged $25 for each additional transfer. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option or fixed interest-rate option and into any variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Your initial transfer must be at least 3.0% of your DCA account. After that, transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $250, the entire remaining balance of the account will be transferred on the next transfer date, You can allocate subsequent purchase payments to re-open the DCA account at any time.

Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

Any transfers you make because of Dollar Cost Averaging are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your financial professional will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of mutual funds may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The fixed interest-rate options and the DCA account cannot participate in this feature.

Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

VOTING RIGHTS

We are the legal owner of the shares in the mutual funds representing the variable investment options. However, We vote the shares of the mutual funds according to voting instructions it receives from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish to vote. When we receive those instructions, we will vote all of the shares we own on your behalf, in proportion to those instructions. This will also include any shares that we own on our own behalf. We may change the way your voting instructions are calculated if it is required by federal regulation.

SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.

3.   WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
     (ANNUITIZATION)

PAYMENT PROVISIONS

The annuitant can begin receiving annuity payments any time after the first contract anniversary. (Maryland residents must wait until after the seventh anniversary.) Annuity payments must begin no later than the contract anniversary that coincides with or follows the annuitant's 90th birthday (unless we agree to another date).

You may choose among the income plans described below at any time before the annuity date. These plans are called annuity options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If you have not selected an annuity option by the annuity date, the Interest Payment Option (Option 3, described below) will automatically be selected unless prohibited by applicable law. ONCE THE ANNUITY PAYMENTS BEGIN, YOU CANNOT CHANGE THE ANNUITY OPTION.

OPTION 1. ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for a period you choose, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually for as long as the annuitant is alive. If the annuitant dies during the income phase, a lump sum payment will be made to the beneficiary. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3.50% a year.. For payment periods of 10 years or more, we will waive any withdrawal charge that otherwise would have been applied.

OPTION 2. LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN

Under this option, we will make annuity payments to the annuitant monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless the annuitant has specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculate by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3.50% a year. No withdrawal charge is applicable under this option.

OPTION 3. INTEREST PAYMENT OPTION

Under this option, you can choose to have us hold all or a portion of your contract assets in order to accumulate interest. You can receive interest payments on a monthly, quarterly, semiannual, or annual basis or you can allow the interest to accrue on your contract assets. If you have not selected an annuity option by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. Under this option, we will pay you interest at an effective rate of at least 3.0% a year.

This option is not available if your contract is held in an Individual Retirement Account.

OPTION 4. OTHER ANNUITY OPTIONS


We currently offer a variety of other annuity options not described above. At the time you choose to receive your annuity payments, we may make available to you any of the fixed annuity options that are offered at your annuity date. You should be aware that depending on your contract date and the annuity option you choose, you may have to pay withdrawal charges.


4.   WHAT IS THE DEATH BENEFIT?

If the annuitant (or the last surviving annuitant, if there are co-annuitants) dies during the accumulation phase, we will, upon receiving appropriate proof of death, pay a death benefit to the beneficiary designated by the contractowner. The death benefit feature protects the value of the contract for the beneficiary.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies.

CALCULATION OF THE DEATH BENEFIT

If the annuitant dies prior to age 80, the beneficiary will receive the greater of the following:

o    Current value of the total assets in the contract; or

o The highest value of the contract on any contract anniversary date. This is called the step-up value. Between anniversary dates, the step-up value is only increased by additional amounts invested and reduced proportionally by withdrawals; or

o The total of all purchase payments compounded daily at an effective annual rate of 5.0%, subject to a 200% cap. This is called the roll-up value and is also reduced proportionally by withdrawals. (This calculation is not available to contracts that were issued in New York.)

Upon reaching age 80, the step-up value and roll-up value are locked-in and can only be increased by additional purchase payments, but will continue to be reduced proportionally by the withdrawals. For this purpose, an annuitant is deemed to reach age 80 on the contract anniversary on or following the annuitant's actual 80th birthday.

Here is an example of a proportional reduction:

If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value was $80,000, the new step-up value following the withdrawal, would be $40,000 or 50% of what it had been prior to the withdrawal.

If the contractowner and annuitant are not the same, the death benefit is payable only in the event of the death of a sole annuitant or last surviving annuitant, not the death of the contractowner.

Certain terms of this death benefit are limited in Oregon. This death benefit was enhanced in January, 1998, to provide for an annual step-up value calculation. Certain contractowners must have elected an endorsement in order for this enhanced death benefit to apply. See the Statement of Additional Information (SAI) for details.

5.   HOW CAN I PURCHASE A DISCOVERY SELECT CONTRACT?

PURCHASE PAYMENTS

A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. You can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. You must get our prior approval for any purchase payments over $2 million.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options and the fixed interest-rate options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 0% to 100%. If you make additional purchase payments, they will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. We will credit these purchase payments to your contract as of the end of the business day on which the payment is received. Our business day closes when the New York Stock Exchange does, usually at [4:15 p.m]. Eastern time.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

     1. Adding up the total amount of money allocated to a specific investment option;

     2. Subtracting from that amount insurance charges and any other charges such as taxes; and

     3.   Dividing this amount by the number of outstanding accumulation units.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day. The Accumulation Unit Values chart provided in Appendix A to this prospectus gives you more detailed information about the accumulation units of the variable investment options.

We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3.0% a year on that portion of the contract allocated to the fixed interest-rate options.

6.   WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?

There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.


INSURANCE CHARGES

Each day, We makes a deduction for its insurance charges. The insurance charges have two parts:

     1.   Mortality and expense risk charge

     2.   Administrative expense charge

1. Mortality and Expense Risk Charge

The mortality risk charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk charge is for assuming that the current charges will be insufficient in the future to cover the cost of administering the contract.

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the interest-rate options.

If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense risk charge cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

2. Administrative Expense Charge

This charge is for the expenses associated with the administration of the contract. The administration of the contract would include preparing and issuing the contract, establishment and maintenance of contract records, confirmations, annual reports, personnel costs, legal and accounting fees, filing fees, and systems costs.

This charge is equal, on an annual basis, to 0.15% of the daily value of the contract invested in the variable investment option, after expenses have been deducted.

ANNUAL CONTRACT FEE

During the accumulation phase, if your contract assets are less than $50,000, We will deduct $30 per contract year (this fee may differ in certain states). This annual contract fee is used for administrative expenses cannot be increased. The $30 charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your contract assets are less than $50,000.

WITHDRAWAL CHARGE

During the accumulation phase you can make withdrawals from your contract. When you make a withdrawal, money will be taken first from your purchase payments. When your purchase payments have been used up, then we will take the money from your earnings. You will not have to pay any withdrawal charge when you withdraw your earnings.

The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities.

You can withdraw up to 10% of your total purchase payments each contract year without paying a withdrawal charge. This amount is referred to as the "charge-free amount". If any of the charge-free amount from the previous year is not used, it will be carried over to the next contract year. During the first seven contract years, if your withdrawal of purchase payments is more than the charge-free amount, a withdrawal charge will be applied. This charge is based on your contract date.


The following table shows the percentage of withdrawal charges that would apply:

    During contract year 1 ............. 7%
    During contract year 2 ............. 6%
    During contract year 3 ............. 5%
    During contract year 4 ............. 4%
    During contract year 5 ............. 3%
    During contract year 6 ............. 2%
    During contract year 7 ............. 1%
    After that  ........................ 0%

                        DISCOVERY SELECT VARIABLE ANNUITY

CRITICAL CARE ACCESS

We will allow you to withdraw money from the contract and waive any withdrawal and annual contract fee, if the annuitant or the last surviving co-annuitant (if applicable) becomes confined to an eligible nursing home or hospital for a period of at least three consecutive months. You would need to provide us with proof of the confinement. If a physician has certified that the annuitant or last surviving co-annuitant is terminally ill (has six months or less to live) there will be no charge imposed for withdrawals. Critical Care Access is not available in all states. This option is not available to the contractowner if he or she is not the annuitant.

PREMIUM TAXES

Some states and/or municipalities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract to pay for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice not to deduct these taxes until annuity payments begin. In the few states that impose a tax, the current rates range up to 5.0%.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the date we issue your contract (contract date). If you make more than 12 transfers in a year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted proportionately from all the affected investment options. The transfer fee is deducted before the MVA is calculated.

COMPANY TAXES

We will pay the taxes on the earnings of the Separate Account. We are not currently charging the Separate Account for taxes. We will periodically review the issue of charging the Separate Account for these taxes.

7.   HOW CAN I ACCESS MY MONEY?

You can access your money by:

o    Making a withdrawal (either partial or complete); or

o    Electing to receive annuity payments during the income phase.

YOU CAN MAKE WITHDRAWALS ONLY DURING THE ACCUMULATION PHASE.

When you make a complete withdrawal, you will receive the value of your contract on the day you made the withdrawal, less any applicable charges.

Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the affected investment options and interest-rate options you have selected. You will have to receive our consent to make a partial withdrawal if the amount is less than $500.

We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a properly completed withdrawal request. We will deduct applicable charges, including a market-value adjustment, if any, from the assets in your contract.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. For a more complete explanation, see Section 8 of this prospectus and the tax discussion in the Statement of Additional Information.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise.

You can make withdrawals from any designated investment option or proportionally from all investment options. Market-value adjustments may apply. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $250.

INCOME TAXES AND A 10% PENALTY TAX ON EARNINGS MAY APPLY TO AUTOMATED
WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

The New York Stock Exchange is closed (other than customary weekend and holiday closings); Trading on the New York Stock Exchange is restricted;

An emergency exists during which sales of shares of the mutual funds are not reasonable or We cannot reasonably value the accumulation units; or

The Securities and Exchange Commission, by order, so permits suspension or postponement of payments for the protection of owners.

We expect to pay the amount of any withdrawal or transfer made from the interest-rate options promptly upon request.

8.   WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT
     CONTRACT?


We have prepared the following discussion regarding annuity contracts owned by individuals. It does not cover annuity contracts held under tax-favored retirement plans or contracts held by other than individuals. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

Taxes Payable by You

Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

Taxes on Withdrawals and Surrender

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

If you assign all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, you will be treated, for tax purposes, as surrendering your contract.

If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or incident to divorce.

Taxes on Annuity Payments

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

Penalty Taxes on Withdrawals and Annuity Payments

Any taxable amount you receive under your contract may be subject to a 10 percent penalty tax. Amounts are not subject to this penalty tax if:

o    the amount is paid on or after you reach age 59 1/2 or die;

o    the amount received is attributable to your becoming disabled;

o the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; and

o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase)

o If you modify the lifetime annuity payment stream (other than as a result of death or disability) before you reach age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after you reach age 59 1/2), your tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.

Taxes Payable by Beneficiaries

Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

Withholding of Tax from Distributions

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate Pruco Life forms.

ANNUITY QUALIFICATION

Diversification and Investor Control

In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that Pruco Life, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

Required Distributions Upon Your Death

Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die on or before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

If any portion of the contract is payable to (or for the benefit of) your surviving spouse, such portion of the contract may be continued with your spouse as the owner.

Changes in the Contract

We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.

Additional Information

You should refer to the Statement of Additional Information if:

o The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

o Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

o    You are a nonresident alien.

o You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

o    You wish additional information on withholding taxes.



9.   OTHER INFORMATION

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York and therefore is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business. Pruco Life is a wholly-owned subsidiary of The Prudential Life Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.

Prudential is considering converting from a mutual insurance company to a stock insurance company. This process is called demutualization. Legislation allowing Prudential to demutualize has been enacted by the state of New Jersey, however, no plan of demutualization has been adopted by the Board of Directors or approved by policyholders and appropriate state insurance regulators. Once it has been adopted, this process could take two or more years to complete and there will be a continuing evaluation by the Board of Directors and senior management of the company of the potential impact of the process on contractowners.

THE SEPARATE ACCOUNT


We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the contracts. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited financial statements, are provided in Part III of this prospectus beginning on page ___.


SALE OF THE CONTRACT; DISTRIBUTOR

Prudential Investment Management Services LLC ("PIMS"), 751 Broad Street, Newark, New Jersey 07102-3777, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions for the sales of contracts are paid to Prudential financial professionals and to other independent broker-dealers who sell the contracts. Registered representatives of independent broker-dealers may be paid on a different basis than those affiliated with PIMS. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not be more than 6.0% of the purchase payment.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.

If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your financial professional.

FINANCIAL STATEMENTS


The financial statements of the Separate Account associated with Discovery Select are included in the Statement of Additional Information.


YEAR 2000 COMPLIANCE

Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly which could in turn affect the accuracy and compromise the integrity of business records.

To address this potential problem, Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components: Business Applications; Infrastructure; and Business Partners. The CPO also established quality assurance procedures including a certification process. This process will monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

                       DISCOVERY SELECT VARIABLE ANNUITY


While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on Prudential's or Pruco Life's operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's or Pruco Life's operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information include:


    Company
    Experts
    Litigation
    Legal Opinions
    Principal Underwriter
    Determination of Subaccount Unit Values
    Performance Information
    Comparative Performance Information
    Further Information about the Death Benefit
    Federal Tax Status
    Financial Information


                                                                                                                          APPENDIX A

                                                  DISCOVERY SELECT VARIABLE ANNUITY

                                                      ACCUMULATION UNIT VALUES
                                      THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF THE
                                              FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


                                              PRUDENTIAL                      PRUDENTIAL                      PRUDENTIAL
                                             MONEY MARKET                  DIVERSIFIED BOND                HIGH YIELD BOND
                                              PORTFOLIO                        PORTFOLIO                       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                       1/1/97          10/7/96*         1/1/97          10/7/96*        1/1/97           10/7/96*
                                         TO              TO              TO                TO             TO                TO
                                      12/31/97         12/31/96        12/31/97         12/31/96       12/31/97          12/31/96
------------------------------------------------------------------------------------------------------------------------------------

1. Accumulation unit value at         $1.04505         $1.03576        $1.06033         $1.03731       $1.12263          $1.11250
     beginning of period
------------------------------------------------------------------------------------------------------------------------------------

2. Accumulation unit value at         $1.08688         $1.04505        $1.13525         $1.06033        $1.25972         $1.12263
    end of period
------------------------------------------------------------------------------------------------------------------------------------

3. Number of accumulation units
    outstanding at end of period   80,833,415.276   16,621,393.391   83,725,722.943   6,007,103.917   84,952,656.068   8,231,177.952
------------------------------------------------------------------------------------------------------------------------------------


                                            OCC ACCUMULATION
                                               TRUST MANAGED
                                                 PORTFOLIO
----------------------------------------------------------------------
                                           1/1/97         10/7/96*
                                             TO              TO
                                          12/31/97        12/31/96
----------------------------------------------------------------------

1. Accumulation unit value at             $1.05185        $0.99909
     beginning of period
----------------------------------------------------------------------

2. Accumulation unit value at             $1.26868        $1.05185
    end of period
----------------------------------------------------------------------

3. Number of accumulation units
    outstanding at end of period      144,784,302.260   8,643,613.602
----------------------------------------------------------------------


                                              PRUDENTIAL                      PRUDENTIAL                       AIM V.I.
                                             STOCK INDEX                    EQUITY INCOME                   GROWTH & INCOME
                                              PORTFOLIO                        PORTFOLIO                       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------


                                       1/1/97          10/7/96*         1/1/97          10/7/96*        1/1/97           10/7/96*
                                         TO              TO              TO                TO             TO                TO
                                      12/31/97         12/31/96        12/31/97         12/31/96       12/31/97          12/31/96
------------------------------------------------------------------------------------------------------------------------------------

1. Accumulation unit value at         $1.13652         $1.07837        $1.23339         $1.13494       $1.03757           $1.00065
     beginning of period
------------------------------------------------------------------------------------------------------------------------------------

2. Accumulation unit value at
    end of period                     $1.48876         $1.13652        $1.66167         $1.23339       $1.28644           $1.03757
------------------------------------------------------------------------------------------------------------------------------------

3. Number of accumulation units
    outstanding at end of period  115,667,745.942   7,481,300.307   99,533,256.833   2,784,920.648   32,365,951.864    3,408,549.878
------------------------------------------------------------------------------------------------------------------------------------


                                              T. ROWE PRICE
                                              EQUITY INCOME
                                                PORTFOLIO
---------------------------------------------------------------------


                                          1/1/97         10/7/96*
                                            TO              TO
                                         12/31/97        12/31/96
---------------------------------------------------------------------

1. Accumulation unit value at            $1.04885        $0.99996
     beginning of period
---------------------------------------------------------------------

2. Accumulation unit value at
    end of period                        $1.33212        $1.04885
---------------------------------------------------------------------

3. Number of accumulation units
    outstanding at end of period     65,481,114.119    6,578,342.434
---------------------------------------------------------------------


                                            PRUDENTIAL                        PRUDENTIAL                         AIM V.I.
                                              EQUITY                           JENNISON                           VALUE
                                             PORTFOLIO                         PORTFOLIO                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                       1/1/97           10/7/96*          1/1/97          10/7/96*        1/1/97           10/7/96*
                                         TO               TO               TO                TO             TO                TO
                                      12/31/97          12/31/96         12/31/97         12/31/96       12/31/97          12/31/96
------------------------------------------------------------------------------------------------------------------------------------

1. Accumulation unit value at         $1.20807          $1.13479         $1.13943         $1.12169       $1.04935          $1.00223
     beginning of period
------------------------------------------------------------------------------------------------------------------------------------

2. Accumulation unit value at
     end of period                    $1.48518          $1.20807         $1.48006         $1.13943       $1.27997          $1.04935
------------------------------------------------------------------------------------------------------------------------------------

 3. Number of accumulation units
     outstanding at end of period  134,944,416.513   8,287,180.736    72,354,119.265  4,882,616.029   37,009,784.835   4,033,863.906
------------------------------------------------------------------------------------------------------------------------------------


                                          JANUS ASPEN SERIES
                                               GROWTH
                                              PORTFOLIO
------------------------------------------------------------------

                                         1/1/97         10/7/96*
                                           TO              TO
                                        12/31/97        12/31/96
------------------------------------------------------------------

1. Accumulation unit value at           $1.00830        $1.00191
     beginning of period
------------------------------------------------------------------

2. Accumulation unit value at
     end of period                      $1.22056        $1.00830
------------------------------------------------------------------

 3. Number of accumulation units
     outstanding at end of period    40,236,134.863  5,459,308.662
------------------------------------------------------------------


* COMMENCEMENT OF BUSINESS




                                                                                                              APPENDIX A (CONTINUED)

                                                                   DISCOVERY SELECT VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
                                               MFS                                 MFS                    OCC ACCUMULATION TRUST
                                         RESEARCH SERIES                     EMERGING GROWTH                   SMALL CAP.
                                                                                  SERIES                       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

                                       1/1/97           10/7/96*          1/1/97          10/7/96*        1/1/97           10/7/96*
                                         TO               TO               TO                TO             TO                TO
                                      12/31/97          12/31/96         12/31/97         12/31/96       12/31/97          12/31/96
------------------------------------------------------------------------------------------------------------------------------------

1. Accumulation unit value at        $1.02610           $1.00228         $0.95812         $1.00860       $1.05106          $0.99623
    beginning of period
------------------------------------------------------------------------------------------------------------------------------------

2. Accumulation unit value at
    end of period                    $1.21695           $1.02610         $1.15186         $0.95812       $1.26710          $1.05106
------------------------------------------------------------------------------------------------------------------------------------

3. Number of accumulation units
     outstanding at end of period  31,409,622.799    2,727,173.841    44,342,699.749   5,755,823.499  36,276,986.681   2,345,892.859
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------
                                          WARBURG PINCUS
                                        POST-VENTURE CAPITAL
                                              PORTFOLIO
-----------------------------------------------------------------

                                        1/1/97         10/7/96*
                                          TO              TO
                                       12/31/97        12/31/96
-----------------------------------------------------------------

1. Accumulation unit value at          $0.95745         $1.00587
    beginning of period
-----------------------------------------------------------------

2. Accumulation unit value at
    end of period                      $1.07018         $0.95745
-----------------------------------------------------------------

3. Number of accumulation units
     outstanding at end of period    11,039,843.408   1,786,114.670
-----------------------------------------------------------------


                                             PRUDENTIAL                     JANUS ASPEN SERIES                T. ROWE PRICE
                                               GLOBAL                      INTERNATIONAL GROWTH             INTERNATIONAL STOCK
                                              PORTFOLIO                           PORTFOLIO                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

                                       1/1/97           10/7/96*          1/1/97          10/7/96*        1/1/97           10/7/96*
                                         TO               TO               TO                TO             TO                TO
                                      12/31/97          12/31/96         12/31/97         12/31/96       12/31/97          12/31/96
------------------------------------------------------------------------------------------------------------------------------------

1. Accumulation unit value at         $1.19505          $1.14330         $1.05349         $1.00130       $1.03988          $1.00159
     beginning of period

------------------------------------------------------------------------------------------------------------------------------------

2. Accumulation unit value at
     end of period                    $1.26079          $1.19505         $1.23121         $1.05349       $1.05690          $1.03988
------------------------------------------------------------------------------------------------------------------------------------

3. Number of accumulation units
    outstanding at end of period   18,580,228.224    1,375,155.605    63,737,491.551  5,902,196.099   22,039,049.211   2,951,073.568

------------------------------------------------------------------------------------------------------------------------------------


* COMMENCEMENT OF BUSINESS

                        DISCOVERY SELECT VARIABLE ANNUITY

              SELECTED FINANCIAL DATA-PRUCO LIFE INSURANCE COMPANY

                         [TO BE PROVIDED BY AMENDMENT]


                        DISCOVERY SELECT VARIABLE ANNUITY

                       MANAGEMENT DISCUSSION AND ANALYSIS

                          [TO BE PROVIDED BY AMENDMENT]


                          DIRECTORS AND OFFICER LISTING

                         [TO BE PROVIDED BY AMENDMENT]

                        DISCOVERY SELECT VARIABLE ANNUITY

                      CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          [TO BE PROVIDED BY AMENDMENT]

                       DISCOVERY SELECT VARIABLE ANNUITY


                         MARKET-VALUE ADJUSTMENT FORMULA

     WITH RESPECT TO RESIDENTS OF STATES, OTHER THAN PENNSYLVANIA, IN WHICH DISCOVERY SELECT IS BEING OFFERED. WITH RESPECT TO RESIDENTS OF PENNSYLVANIA, SEE PAGE C-4.

                         MARKET-VALUE ADJUSTMENT FORMULA

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

     1. The number of whole months remaining in the existing interest rate period.

     2.   The guaranteed interest rate.

     3. The interest rate that Pruco Life declares for a duration of one year longer than the number of whole years remaining on the existing cell being withdrawn from.

     Stated as a formula, the Market Value Factor is equal to:

     (M/12) x (R-C), not to exceed +0.40 or be less than -0.40;

     Where,

M = the number of whole months (not to be less than one) remaining in the interest rate period.

R = the Contract's guaranteed interest rate expressed as a decimal. Thus 6.2% is converted to 0.062.

C = the interest rate, expressed as a decimal, that Pruco Life declares for a duration equal to the number of whole years remaining in the present interest rate period, plus 1 year as of the date the request for a withdrawal or transfer is received.

     The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

     The steps below explain how a Market-Value Adjustment is calculated.

     Step 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

     Step 2: Divide the interest rate Pruco Life declares on the date the request for withdrawal or transfer is received for a duration of years equal to the whole number of years determined in Step 1, plus 1 additional year. Subtract this interest rate from the guaranteed interest rate. The result could be negative.

     Step 3: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is

                       DISCOVERY SELECT VARIABLE ANNUITY


     more than 0.4, use the value 0.4.

     Step 4: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

     Step 5: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

     Depending upon when the withdrawal request is made, a withdrawal charge may apply.

     The following example will illustrate the application of a Market-Value Adjustment and the determination of the withdrawal charge. Suppose a Contract owner made two invested purchase payments, the first in the amount of $10,000 on December 1, 1995, all of which was allocated to the Equity Subaccount, and the second in the amount of $5,000 on October 1, 1997, all of which was allocated to the MVA Option with a guaranteed interest rate of 8% (0.08) for 7 years. A request for withdrawal of $8,500 is made on February 1, 2000 (the Contract owner does not provide any withdrawal instructions). On that date the amount in the Equity Subaccount is equal to $12,000 and the amount in the interest cell with a maturity date of September 30, 2004 is $5,985.23, so that the Contract Fund on that date is equal to $17,985.23.

     On February 1, 2000, the interest rates declared by Pruco Life for the duration of 5 years (4 whole years remaining until September 30, 2004, plus 1 year) is 11%.

     The following computations would be made:

1. Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2. Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

                  ------------------------------------
                      DATE        PAYMENT       FREE
                  ------------------------------------
                  12/1/95         $10,000      $1,000
                  12/1/96                      $2,000
                  10/1/97          $5,000      $2,500
                  12/1/97                      $4,000
                  12/1/98                      $5,500
                  12/1/99                      $7,000

     The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3. Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

     $8,500.00 requested withdrawal amount

     $7,000.00 charge-free

                       DISCOVERY SELECT VARIABLE ANNUITY


     $1,500.00 additional amount needed to complete withdrawal

The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

                                  $1,500.00 / (1-.03) =

                                  $1,500.00 / 0.97 = $1,546.39 grossed-up amount

Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

           $1,546.39  grossed-up amount
                x.03  withdrawal charge rate
              $46.39  withdrawal charge

4. The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interest rate that would be offered for an interest cell with a duration of the remaining whole years plus 1), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of 14% of the amount in the interest cell that is subject to the adjustment.

               -0.13750 x $5,985.23 =       -822.97   negative MVA
                                          $5,985.23   unadjusted value
                                          $5,162.26  adjusted value
                                         $12,000.00  Equity value
                                         $17,162.26  adjusted Contract Fund

5. The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

      Equity                 ($12,000/$17,162.26) x $8,546.39 =        $5,975.71
      7-Yr MVA             ($5,162.26/$17,162.26) x $8,546.39 =        $2,570.68
                                                                       $8,546.39

6. The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

                       DISCOVERY SELECT VARIABLE ANNUITY


                 WITH RESPECT TO RESIDENTS OF PENNSYLVANIA ONLY.

                         MARKET-VALUE ADJUSTMENT FORMULA

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

     1. The number of whole months remaining in the existing interest rate period.

     2.   The guaranteed interest rate.

     3. The interpolated value of the interest rates that Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining in the existing interest rate period.

     Stated as a formula, the Market Value Factor is equal to: (M/12) x (R-C), not to exceed +0.40 or be less than -0.40; Where,

M = the number of whole months (not to be less than one) remaining in the interest rate period.

R = the Contract's guaranteed interest rate expressed as a decimal. Thus 6.2% is converted to 0.062.

C = the interpolated value of the interest rates, expressed as a decimal, that Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining as of the date the request for a withdrawal or transfer is received or m/365 x (n+1) year rate + (365-m)/365 x n year rate, where "n" equals years and "m" equals days remaining in year "n" of the existing interest rate period.

      The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

      The steps below explain how a Market-Value Adjustment is calculated.

      Step 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

      Step 2: Interpolate the interest rates Pruco Life declares on the date the request for withdrawal or transfer is received for the duration of years equal to the whole number of years determined in Step 1, plus the whole number of years plus 1 additional year.

      Step 3: Subtract this interpolated interest rate from the guaranteed interest rate. The result could be negative.

      Step 4: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

      Step 5: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

                       DISCOVERY SELECT VARIABLE ANNUITY


      Step 6: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

      Depending upon when the withdrawal request is made, a withdrawal charge may apply.

      The following example will illustrate the application of a Market-Value Adjustment and the determination of the withdrawal charge. Suppose a Contract owner made two invested purchase payments, the first in the amount of $10,000 on December 1, 1995, all of which was allocated to the Equity Subaccount, and the second in the amount of $5,000 on October 1, 1997, all of which was allocated to the MVA Option with a guaranteed interest rate of 8% (0.08) for 7 years. A request for withdrawal of $8,500 is made on February 1, 2000 (the Contract owner does not provide any withdrawal instructions). On that date the amount in the Equity Subaccount is equal to $12,000 and the amount in the interest cell with a maturity date of September 30, 2004 is $5,985.23, so that the Contract Fund on that date is equal to $17,985.23.

      On February 1, 2000, the interest rates declared by Pruco Life for the durations 4 and 5 years (4 whole years remaining until September 30, 2004, plus 1 year) are 10.8% and 11.4%, respectively.

      The following computations would be made:

1. Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2. Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

                  ------------------------------------
                      DATE        PAYMENT       FREE
                  ------------------------------------
                  12/1/95         $10,000      $1,000
                  12/1/96                      $2,000
                  10/1/97          $5,000      $2,500
                  12/1/97                      $4,000
                  12/1/98                      $5,500
                  12/1/99                      $7,000


      The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3. Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

            $8,500.00  requested withdrawal amount

           -$7,000.00  charge-free

            $1,500.00  additional amount needed to complete withdrawal

      The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the

                       DISCOVERY SELECT VARIABLE ANNUITY


      withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

                $1,500.00 / (1-.03) =

               $1,500.00 / 0.97 = $1,546.39 grossed-up amount

Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

               $1,546.39  grossed-up amount

                    x.03  withdrawal charge rate

                  $46.39  withdrawal charge

4. The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interpolated value for the interest rates that would be offered for interest cells with durations of whole years remaining and whole year plus 1 remaining in the existing interest rate period), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of approximately 14% of the amount in the interest cell that is subject to the adjustment.

               -0.13750 x $5,985.23 =       -822.97  negative MVA
                                          $5,985.23  unadjusted value
                                          $5,162.26  adjusted value
                                         $12,000.00  Equity value
                                         $17,162.26  adjusted Contract Fund

5. The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

       Equity           ($12,000/$17,162.26) x $8,546.39 =        $5,975.71
       7-Yr MVA       ($5,162.26/$17,162.26) x $8,546.39 =        $2,570.68
                                                                  $8,546.39

6. The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                751 BROAD STREET
                         NEWARK, NEW JERSEY 07102-3777
                            TELEPHONE: (888) PRU-2888

                       STATEMENT OF ADDITIONAL INFORMATION

                                  [MAY 1], 1999

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

The DISCOVERY SELECT(SM) Annuity Contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.

This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Select prospectus, dated [May 1], 1999. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14205, New Brunswick, New Jersey 08906-4205, or by telephoning (888) PRU-2888.

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
COMPANY...................................................................   2
EXPERTS...................................................................   2
LITIGATION................................................................   2
LEGAL OPINIONS............................................................   2
PRINCIPAL UNDERWRITER.....................................................   2
DETERMINATION OF SUBACCOUNT UNIT VALUES...................................   2
PERFORMANCE INFORMATION...................................................   3
COMPARATIVE PERFORMANCE INFORMATION.......................................   5
FURTHER INFORMATION ABOUT THE DEATH BENEFIT ..............................   5
FEDERAL TAX STATUS........................................................   7
FINANCIAL INFORMATION.....................................................  A1



PRUCO LIFE INSURANCE COMPANY                  PRUDENTIAL ANNUITY SERVICE CENTER
    213 WASHINGTON STREET                              P.O. BOX 14205
NEWARK, NEW JERSEY 07102-2992               NEW BRUNSWICK, NEW JERSEY 08906-4205
                                                  TELEPHONE: (888) PRU-2888

*DISCOVERY SELECT is a service mark of Prudential.
 Catalog No. [40MZ259J]

                                     COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.

Prudential is considering converting from a mutual insurance company to a stock insurance company. This process is called demutualization. Legislation allowing Prudential to demutualize has been enacted by the state of New Jersey, However, no plan of demutualization has been adopted by the Board of Directors or approved by policyholders. Approval by state insurance regulators must also be granted. Once the plan of demutualization has been adopted, the process could take two or more years to complete. There will be a continuing evaluation by the Board of Directors and senior management of the company to monitor the potential impact of this process on contractowners.

                                     EXPERTS

The consolidated financial statements of Pruco Life for the years ended December 31, 199_ and December 31, 199_ have been audited by PricewaterhouseCoopers LLP, independent accountants ("PwC"). The report certifying this audit is included in this prospectus. Pruco Life has relied upon this report based on PwC's authority as experts in accounting and auditing. PwC's principal business address is 1777 Avenue of the Americas, New York, New York, 10036.


                                   LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.


                                 LEGAL OPINIONS

Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                              PRINCIPAL UNDERWRITER


Prudential Investment Management Services LLC ("PIMS"),a subsidiary of Prudential offers the contracts on a continuous basis through Corporate Office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiariy(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1998, 1997 and 1996, the aggregate dollar amount of underwriting commissions paid to and the amounts retained by PIMS were $ ___, ___, and ___ respectively. during 1998, 1997 and 1996 PIMS paid $ ___, $4,710 and $0 respectively to cover individual representatives' commissions and other distribution expenses.

Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.


                     DETERMINATION OF SUBACCOUNT UNIT VALUES

The value for each Subaccount Unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                             PERFORMANCE INFORMATION

The tables that follow provide performance information for each subaccount through December 31, 1998. The performance information is based on historical experience and does not indicate or represent future performance.

AVERAGE ANNUAL TOTAL RETURN

The DISCOVERY SELECT Annuity is a relatively new contract. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Funds have been reflected in these returns, as if the Contract had existed from the inception date of each Funds' portfolios.

Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1997 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.

                                     TABLE 1

                           AVERAGE ANNUAL TOTAL RETURN
              [PERFORMANCE INFORMATION TO BE PROVIDED BY AMENDMENT]

Note 1: This table assumes deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period. This table assumes no deferred sales charges.

                                     TABLE 2

               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL
              [PERFORMANCE INFORMATION TO BE PROVIDED BY AMENDMENT]

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal. This table assumes no deferred sales charges.

                                     TABLE 3

                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL
              [PERFORMANCE INFORMATION TO BE PROVIDED BY AMENDMENT]

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market
Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Series Fund have been reflected.

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1998 were [ ]% and [ ]%, respectively.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                       COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.


                   FURTHER INFORMATION ABOUT THE DEATH BENEFIT

Early in 1998, Pruco Life began to offer an enhanced Death Benefit under the Contract. For Contracts issued after the new Death Benefit became available in a particular state, the new Death Benefit is contained in an Endorsement that is issued with the Contract. Existing Contract Owners are also being given the option to elect the new Death Benefit or retain the Death Benefit currently available under their Contracts. For existing Contract Owners electing the new Death Benefit, the Endorsement describing the new Death Benefit will be issued after the Contract and should be attached to and kept with the Contract. As used here, the term "Endorsement Date" describes both the date on which the Contract is issued with the Endorsement for Contracts purchased after the new Death Benefit is available and the date on which the Endorsement is issued for existing Contract Owners so electing. The new Death Benefit provisions are described below.

If the sole or last surviving Annuitant dies prior to the annuity date, Pruco Life will, upon receipt of all of the information necessary to make the payment (including due proof of death and election of a payment option), pay a Death Benefit to the beneficiary designated by the Contract Owner.

IF THE SOLE OR OLDER ANNUITANT IS UNDER AGE 80 when the Death Benefit Endorsement is issued, the Death Benefit on or prior to the Contract Anniversary coinciding with or next following his or her 80th birthday will equal the greater of, the Contract Fund value or the Guaranteed Minimum Death Benefit, as of the date of due proof of death. The Guaranteed Minimum Death Benefit is calculated daily and is equal to the greater of: (1) the 5% annual increase ("Roll-Up"); or (2) the highest annual Contract Fund value ("Step-Up"), both of which are described below.

Roll-Up

The Roll-Up is equal to the total invested purchase payments (initial and additional) and is increased daily to the date of death at an effective annual interest rate of 5%, until the cap maximum is reached. The cap is equal to the sum of two times each invested purchase payment. The Roll-Up and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the Roll-Up can only be increased by the amount of additional invested purchase payments and will be proportionally reduced by the effect of withdrawals. For purposes of determining the Death Benefit, "proportionally reduced by the effect of withdrawals" means that withdrawals (including any applicable charges) will reduce other values in the same proportion as they reduce the Contract Fund value.

Step-Up

Prior to the first Contract Anniversary, the Step-Up is the initial invested purchase payment increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals. The Step-Up for each subsequent Contract Anniversary will be reset to the greater of the Contract Fund value as of that Contract Anniversary and the prior Step-Up. Between Contract Anniversaries, the Step-Up will be increased by invested purchase payments and proportionally reduced by effect of withdrawals.

After the Contract Anniversary coinciding with or following the Annuitant's 80th birthday, the Death Benefit will equal the greater of the Contract Fund value as of the date of due proof of death or the Guaranteed Minimum Death Benefit as of the Contract Anniversary coinciding with or next following his or her 80th birthday, increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals since such Contract Anniversary.

IF THE SOLE OR OLDER ANNUITANT IS AGE 80 OR OVER on the Endorsement Date, the Death Benefit will equal the greater of the Contract Fund value as of the date of due proof of death or the total invested purchase payments (initial and additional) proportionally reduced by the effect of withdrawals.

Upon issuance of the Endorsement, you may not change an Annuitant or Co-Annuitant. You may add or remove an Annuitant or Co-Annuitant only with our prior approval.

If the Contract was issued prior to the Endorsement Date, the following rules apply: (1) the initial value of the Roll-Up and the Step-Up is the total invested purchase payments (initial and additional), less total withdrawals (including any applicable charges) as of the issuance of the Endorsement;
(2) the initial value of the cap will be two times the initial value of the Roll-Up; and (3) the words, "Prior to the first Contract Anniversary", as used in the description of the Step-Up, means prior to the first Contract Anniversary following the issuance of the Endorsement.

Contracts issued prior to the Endorsement Date WHOSE OWNERS DO NOT ELECT TO ATTACH THE ENDORSEMENT TO THEIR CONTRACTS and Contracts issued in states in which the Endorsement is not available will continue to have the Death Benefit calculated as originally offered, as follows: The Death Benefit will equal the greatest of: (1) the Contract Fund as of the date of due proof of death; or
(2) the sum of all invested purchase payments made less total withdrawals made (including withdrawal charges); or (3) the greatest of the Contract Fund values calculated on every third Contract Anniversary reduced by all subsequent withdrawals and withdrawal charges.

The Death Benefit is payable on the death of the sole or last surviving Annuitant, not the Contract Owner.

The beneficiary may receive this amount in a lump sum or under a payout option. Unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the Annuitant dies after he or she has begun to receive annuity payments, the Death Benefit, if any, will be determined by the type(s) of payout provisions then in effect.

If the annuitant was the sole owner of the Contract, the Annuitant's spouse was the sole beneficiary, and the spouse had an unrestricted right to receive the death benefit in a lump sum, then the spouse has the right to continue the Contract as Annuitant and owner.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

DIVERSIFICATION.

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further detail on diversification requirements, see Dividends, Distributions, and Taxes in the accompanying prospectus for the Prudential Series Fund. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements.

INVESTOR CONTROL.

Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

ENTITY OWNERS.

Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10 % penalty tax.

WITHHOLDING OF TAX FROM DISTRIBUTIONS.

Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life. These elections must be made on the appropriate Pruco Life forms. Absent these elections, Pruco Life will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

NONRESIDENT ALIENS.

Special tax withholding rules apply to nonresident aliens.

                              FINANCIAL STATEMENTS

[THE FINANCIAL STATEMENTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT TO BE PROVIDED BY AMENDMENT]

                                   FINANCIAL
                                  INFORMATION

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS [TO BE PROVIDED BY AMENDMENT]

(1) Financial Statements of the Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 1998; the Statements of Operations for the period ended December 31, 1998; the Statements of Changes in Net Assets for the periods ended December 31, 1998 and December 31, 1997; and the Notes relating thereto will appear in the prospectus (Part A of the Registration Statement) [To Be Filed By Amendment].

(2) Consolidated Statements of Pruco Life Insurance (Depositor) and subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 1998 and 1997; and the related Consolidated Statements of Operations of Stockholder's Equity and Cash Flows for the years ended December 31, 1998, 1997 and 1996; and the Notes to the Consolidated Financial Statements will appear in the prospectus (Part A of the Registration Statement) [To Be Filed By Amendment].

(b) EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor)[To Be Filed By Amendment]

     (b) Form of Selected Broker Agreement used by PIMS [To Be Filed By
         Amendment]

(4)  The Prudential DISCOVERY SELECT Contract. (Note 3)

(5)  (a) Application form for the Contract. (Note 4)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 5)

(b)  By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 9)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed: (a) Form of Fund Participation Agreement. (Note 3)


(9) Opinion of Counsel as to legality of the securities being registered. [TO BE FILED BY AMENDMENT]

(10) Written consent of _______________, independent accountants. [TO BE FILED BY AMENDMENT]

(11) All financial statements
     omitted from Item 23, Financial Statements-- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Schedule of Performance Computations. [TO BE FILED BY AMENDMENT]

(14) Powers of Attorney.

     (a) William M. Bethke, Ira J. Kleinman, Mendel A. Melzer, Esther H. Milnes and I. Edward Price (Note 7)

     (b)  James M. Schlomann (Note 5)

     (c)  Kiyofumi Sakaguchi (Note 8)

     (d)  James J. Avery Jr (Note 10)

(Note 1)

(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-06701, filed September 12, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-1, Registration No. 33-86780, filed April 9, 1998 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994, filed April 28, 1997, on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 9) Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 2 to Form
          S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A: Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and The Prudential Insurance Company of Arizona ("PLICA"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold all the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 32 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed February 28, 1997, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of November 30, 1998, there were ____________ Contractowners of qualified Contracts and ____________ owners of nonqualified Contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)  Prudential Investment Management Services LLC (PIMS)

     PIMS is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money

Fund, Inc., Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust.

(b) Information concerning the officers and directors of PIMS is set forth below.



                                  POSITIONS AND OFFICES                POSITIONS AND OFFICES
NAME (1)                          WITH UNDERWRITER                     WITH REGISTRANT
-------                           ---------------------                ----------------------

E. Michael Caulfield              President                             None

Mark R. Fetting                   Executive Vice President              None
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

Jonathan M. Greene                Executive Vice President              None

Jean D. Hamilton                  Executive Vice President              None

Ronald P. Joelson                 Executive Vice President              None

Brian M. Storms                   Executive Vice President              None
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

John R. Strangfeld                Executive Vice President              None

Mario A. Mosse                    Senior Vice President and
                                  Chief OperatiNonefficer

Scott S. Wallner                  Vice President, Secretary
                                  and Chief LegNonefficer

Michael G. Williamson             Vice President, Comptroller
                                  and Chief FNonecial Officer

C. Edward Chaplin                 Treasurer                             None

-------------------------------------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)  Not applicable


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 12th day of February, 1999.

                                               THE PRUCO LIFE FLEXIBLE PREMIUM
                                               VARIABLE ANNUITY ACCOUNT
                                                      (Registrant)

                                               BY: PRUCO LIFE INSURANCE COMPANY
                                                   (Depositor)

Attest:    /s/ CLIFFORD E. KIRSCH                /s/   ESTHER H. MILNES
------------------------------------           ---------------------------------
              CLIFFORD E. KIRSCH                        ESTHER H. MILNES
              CHIEF LEGAL OFFICER                       PRESIDENT

                                   SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

        SIGNATURE AND TITLE
        -----------------



     *
--------------------------------------------
    ESTHER MILNES                                          February 12, 1999
    PRESIDENT AND DIRECTOR                                 -----------------




     *
--------------------------------------------
   JAMES J. AVERY JR
   CHAIRMAN OF THE BOARD AND DIRECTOR


     *                                             *By: /s/ CLIFFORD E. KIRSCH
--------------------------------------------      ------------------------------
   JAMES M. SCHLOMANN                                     CLIFFORD E. KIRSCH
   VICE PRESIDENT AND COMPTROLLER                         (ATTORNEY-IN-FACT)*


     *
--------------------------------------------
   WILLIAM M. BETHKE
   DIRECTOR


     *
--------------------------------------------
   IRA J. KLEINMAN
   DIRECTOR


     *
--------------------------------------------
   MENDEL A. MELZER
   DIRECTOR


     *
--------------------------------------------
   I. EDWARD PRICE
   DIRECTOR


     *
--------------------------------------------
   KIYOFUMI SAKAGUCHI
   DIRECTOR